Restricted financial assets	12 Months Ended
Dec. 31, 2024
Disclosure Restricted Financial Assets [Line Items]
Restricted financial assets

Note 23

Restricted and transferred financial assets
This Note

provides information

about restricted

financial assets

(Note 23a),

transfers of

financial assets

(Note 23b

and
23c) and financial assets that are received

as collateral with the right to resell or repledge

these assets (Note 23d).
a) Restricted financial assets
Restricted

financial

assets

consist

of

assets

pledged

as

collateral

against

an existing

liability

or contingent

liability

and
other assets that are otherwise explicitly restricted

such that they cannot be used to secure

funding.

Financial

assets

pledged

as

collateral

mainly

include

pledged

mortgage

loans,

which

serve

as

collateral

for

existing
liabilities against

loans from Swiss

mortgage institutions

and US Federal

Home Loan Banks,

and in connection

with the
issuance of covered bonds. Of these pledged

mortgage loans, approximately USD
7.2 bn as of 31 December 2024 could
be

withdrawn

or

used

as

collateral

for

future

liabilities,

covered

bond

issuances

or

used

for

securities

financing
transactions backed by

available retained covered

bonds without breaching

existing collateral requirements

(31 December
2023:

approximately

USD
7.5
bn). Liabilities

in

relation

to

the

Emergency

Liquidity

Assistance

facility

against

the

Swiss
National Bank were fully

repaid during the year (31

December 2023: USD
44.9
bn). Existing liabilities against

Swiss central
mortgage institutions and US Federal Home Loan Banks and for existing covered bond issuances were USD
48.4 bn as of
31 December 2024 (31 December 2023: USD 45.5 bn).
Other financial assets

are pledged as

collateral in relation

to securities lending

transactions and in

repurchase transactions,
which are generally

entered into under standard

market agreements. For securities

lending, the cash

received as collateral
may

be

more

or

less

than

the

fair

value

of

the

securities

loaned,

depending

on

the

nature

of

the

transaction.

For
repurchase agreements,

the fair

value of

the collateral

sold under

an agreement

to repurchase

is generally

in excess

of
the cash borrowed.
Other restricted financial

assets include assets

protected under client

asset segregation rules,

assets held under

unit-linked
investment contracts to back related liabilities to the policy holders and assets held in certain jurisdictions to comply with explicit minimum local asset

maintenance requirements. The carrying amount

of the liabilities associated

with these other
restricted financial

assets

is generally

equal to

the carrying

amount of

the assets,

with the

exception of

assets held

to
comply with local asset maintenance requirements, for

which the associated liabilities are greater.

Restricted financial assets

USD m 31.12.24 31.12.23
Restricted
financial assets
of which: assets
pledged as
collateral that
may be sold or
repledged by
counterparties
Restricted
financial assets
of which: assets
pledged as
collateral that
may be sold or
repledged by
counterparties
Financial assets pledged as collateral
Cash and balances at central banks
1
876 1,041
Financial assets at fair value held for trading 71,050 38,532 83,689 51,263
Loans and advances to customers 70,342 127,362
Financial assets at fair value not held for trading 3,645 2,566 3,099 2,110
Debt securities classified as Other financial assets measured at amortized cost
8,703 7,891 7,561 6,299
Total financial assets pledged as collateral 154,616 222,752
Other restricted financial assets
Amounts due from banks 2,570 2,874
Financial assets at fair value held for trading 264 184
Cash collateral receivables on derivative instruments 8,006 9,539
Loans and advances to customers 175 275
Other financial assets measured at amortized cost
2
4,186 4,724
Financial assets at fair value not held for trading 20,645 18,229
Financial assets measured at fair value through other comprehensive income
1,863 1,846
Other 128 354
Total other restricted financial assets 37,837 38,025
Total financial assets pledged and other restricted financial assets
3
192,453 260,777
1 Assets pledged

to the depositor protection

system in Switzerland.

2 Predominantly includes cash

collateral provided to exchanges and

clearing houses to secure

securities trading activity through

those counterparties.

3 Does not include

assets placed with central

banks related to undrawn

credit lines and for

payment, clearing and settlement

purposes, as well

as undrawn contingency funding

facilities (31 December 2024:

USD
30.5 bn; 31 December 2023: USD 26.5 bn).
In addition to restrictions

on financial assets, UBS Group AG and

its subsidiaries are, in

certain cases, subject to

regulatory
requirements

that

affect

the

transfer

of

dividends

and

capital

within

the

Group,

as

well

as

intercompany

lending.
Supervisory authorities

also may

require entities

to measure

capital and

leverage ratios

on a

stressed basis,

such as

the
Federal

Reserve

Board’s

Comprehensive

Capital

Analysis

and

Review

(CCAR)

process,

which

may

limit

the

relevant
subsidiaries’ ability to make distributions of capital based on the results of those tests.
Supervisory

authorities

generally

have

discretion

to

impose

higher

requirements

or

to

otherwise

limit

the

activities

of
subsidiaries.

Non-regulated subsidiaries are generally

not subject to such requirements and transfer

restrictions. However, restrictions
can

also

be

the

result

of

different

legal,

regulatory,

contractual,

entity-

or

country-specific

arrangements

and

/

or
requirements.
›
Refer to the “Financial and regulatory key figures for our significant regulated subsidiaries and sub-groups” section of this report for financial information about significant regulated subsidiaries of the Group